INITIAL PUBLIC OFFERING AND PRIVATE PLACEMENT (Details Narrative)				3 Months Ended		12 Months Ended
	Nov. 20, 2018 USD ($) shares	Sep. 13, 2017 USD ($) shares	Aug. 22, 2017 USD ($) $ / shares shares	Aug. 31, 2021 USD ($) shares	Aug. 31, 2020 USD ($)	May 31, 2021 USD ($) $ / shares shares	May 31, 2020 USD ($)
Offering costs						$ 307,494	$ 98,198
Amount of estimated fair value						$ 743,600
Fair value, per unit | $ / shares						$ 2.86
Proceeds from sale of private units					$ 25,000	$ 500,000	$ 87,700
Measurement Input, Price Volatility [Member]
Fair value measurement input						0.35
Measurement Input, Risk Free Interest Rate [Member]
Fair value measurement input						0.0173
Measurement Input, Expected Term [Member]
Represent equity maturity term						5 years
Maxim Group LLC [Member] | Settlement Agreement [Member]
Cash payment	$ 20,000
IPO [Member]
Number of shares purchased | shares			625,000	250,000		250,000
Sale of stock, price per unit | $ / shares			$ 80.00
Proceeds from sale of units, net of underwriting discounts paid			$ 50,000,000.0
Offering costs			3,700,000
Underwriter fees			$ 3,200,000			$ 1,000,000
Issuance of shares to underwriter, shares | shares						50,000
Deferred underwriting fees						$ 1,820,000
Securities included in one unit, description						Each Unit consisted of one share of the Company’s common stock, one right to receive one-tenth of one share of the Company’s common stock upon consummation of the Company’s initial Business Combination (“Right”), and one redeemable warrant (“Warrant”)
Description of warrants rights						Each Warrant entitles the holder to purchase
Exercise price of warrants per share | $ / shares			$ 0.01			$ 92.00
Warrants and Rights Outstanding, Term						5 years
Sale price per share | $ / shares						$ 21.00
Exchange of rights, description						Each holder of a Right received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination. No fractional shares were issued upon exchange of the Rights.
Sale of stock, consideration received				$ 100		$ 100
Number of units issued under purchase option | shares						31,250
Demand registration rights term						five and seven years
IPO [Member] | Maxim Group LLC [Member]
Number of shares purchased | shares						6,500
IPO [Member] | Maxim Group LLC [Member] | Pre Reverse Split [Member]
Number of shares purchased | shares	6,500
IPO [Member] | Underwriters [Member]
Number of shares purchased | shares		25,000
Underwriter fees		$ 110,000
Deferred underwriting fees		70,000
Number of shares agreed to be purchased under commitment | shares						93,750
Proceeds from sale of equity		$ 2,000,000
Over-Allotment Option [Member] | Maxim Group LLC [Member]
Number of shares purchased | shares						250
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares purchased | shares				260,000		260,000
Sale of stock, consideration received				$ 2,990,000		$ 2,990,000
Number of units issued under purchase option | shares						32,500
Private Placement [Member]
Number of shares purchased | shares		875				31,812
Sale of stock, price per unit | $ / shares						$ 80.00
Proceeds from sale of equity		$ 70,000
Proceeds from sale of private units						$ 2,545,000